Fees Summary	Mar. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,845,276.72
Total Fee Amount	669.13
Total Offset Amount	0.00
Net Fee	$ 669.13
Offering Table N/A
Offset Table N/A	N/A